SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated useful lives
Vehicles	3-4 years
In-car equipment	3 years
Office furniture and equipment	5 years
Software	3 - 5 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful life - 1-5 years

Schedule of the fair value of financial instruments

	As of December 31, 2015
	Nominal Unpaid Principal Balance	Aggregate Fair Value
Long-term borrowings, including current portion	1,166,594,365	1,217,498,714
2018 Senior Notes	1,298,720,000	1,288,637,887

Total long-term debt	2,465,314,365	2,506,136,601

Schedule of share-based compensation expense

	For the years ended December 31,
	2013	2014	2015
Cost of revenues	28,544	133,801	361,951
Selling and marketing expenses	8,573	489,831	894,680
General and administrative expenses	6,169,096	12,057,509	12,726,615

Total	6,206,213	12,681,141	13,983,246